UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-09835

Capital Growth Portfolio
(Exact name of registrant as specified in charter)

The Eaton Vance Building, 255 State Street, Boston, Massachusetts		02109
(Address of principal executive offices)		(Zip code)

Alan R. Dynner, Esq. Eaton Vance Management, 255 State Street, Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code:		(617) 482-8260

Date of fiscal year end:	December 31

Date of reporting period:	September 30, 2007

Item 1. Schedule of Investments

Capital Growth Portfolio                                                                                                            as of September 30, 2007

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 90.6%

Security	Shares	Value
Biotechnology — 4.0%
Amgen, Inc. (1)	22,000	$1,244,540
Arena Pharmaceuticals, Inc. (1)	39,000	427,050
Celgene Corp. (1)	31,300	2,232,003
Genzyme Corp. (1)	20,000	1,239,200
		$5,142,793
Capital Markets — 4.1%
E*Trade Financial Corp. (1)	164,000	$2,141,840
iShares FTSE/Xinhua China 25 Index Fund (2)	11,500	2,068,390
LYXOR ETF CAC 40 (2)	12,000	974,969
		$5,185,199
Commercial Banks — 0.4%
Banco Itau Holding Financeira SA ADR (2)	10,669	$540,065
		$540,065
Commercial Services & Supplies — 0.3%
Duff & Phelps Corp. Class A	21,963	$403,021
		$403,021
Communications Equipment — 5.9%
Research In Motion, Ltd. (1)	52,536	$5,177,423
Riverbed Technology, Inc. (1)(2)	58,000	2,342,620
		$7,520,043
Computer Peripherals — 2.6%
Apple, Inc. (1)	8,800	$1,351,152
Brocade Communications Systems, Inc. (1)	235,000	2,011,600
		$3,362,752
Construction & Engineering — 5.3%
Fluor Corp.	15,700	$2,260,486
Foster Wheeler, Ltd. (1)	34,900	4,581,672
		$6,842,158
Consumer Finance — 0.4%
First Marblehead Corp. (2)	15,000	$568,950
		$568,950
Containers & Packaging — 1.5%
Owens-Illinois, Inc. (1)	47,000	$1,948,150
		$1,948,150
Diversified Telecommunication Services — 0.0%
BigBand Networks, Inc. (1)(2)	595	$3,808
		$3,808

Electrical Equipment — 1.3%
JA Solar Holdings Co. Ltd. ADR (1)(2)	36,000	$1,618,200
		$1,618,200
Energy Equipment & Services — 3.8%
Diamond Offshore Drilling, Inc.	29,500	$3,342,055
Solaria Energia y Medio Ambiente SA (1)	10,753	268,381
Tenaris S.A. ADR	23,000	1,210,260
		$4,820,696
Food & Staples Retailing — 1.7%
Shoppers Drug Mart Corp.	31,700	$1,734,775
Susser Holdings Corp. (1)	21,509	457,066
		$2,191,841
Food Products — 1.5%
Pilgrim’s Pride Corp.	54,000	$1,875,420
		$1,875,420
Health Care Providers & Services — 2.2%
DaVita, Inc. (1)	30,000	$1,895,400
Henry Schein, Inc. (1)(2)	14,900	906,516
		$2,801,916
Hotels, Restaurants & Leisure — 1.4%
Cheesecake Factory, Inc. (1)(2)	30,000	$704,100
Scientific Games Corp., Class A (1)	27,600	1,037,760
		$1,741,860
Internet & Catalog Retail — 1.9%
Priceline.com, Inc. (1)(2)	27,200	$2,414,000
		$2,414,000
Internet Software & Services — 7.0%
Akamai Technologies, Inc. (1)	18,000	$517,140
Ariba, Inc. (1)	122,000	1,315,160
DealerTrack Holdings, Inc. (1)	9,000	376,920
Equinix, Inc. (1)(2)	6,820	604,866
Google, Inc., Class A (1)	6,649	3,771,778
SAVVIS, Inc. (1)(2)	35,000	1,357,300
Skillsoft PLC ADR (1)	36,000	323,640
Switch and Data Facilities Co. (1)(2)	40,414	658,344
		$8,925,148
IT Services — 1.7%
MasterCard, Inc., Class A (2)	7,500	$1,109,775
MoneyGram International, Inc.	49,600	1,120,464
		$2,230,239
Life Sciences Tools & Services — 0.8%
WuXi PharmaTech Cayman, Inc. ADR (1)(2)	36,000	$1,015,200
		$1,015,200

Machinery — 0.6%
Titan International, Inc. (2)	26,000	$829,920
		$829,920
Media — 1.7%
Comcast Corp., Class A (1)	30,000	$725,400
Live Nation, Inc. (1)	19,000	403,750
Tribune Co.	2,845	77,725
Virgin Media, Inc. (2)	40,000	970,800
		$2,177,675
Metals & Mining — 10.3%
Aber Diamond Corp. (2)	13,060	$511,168
Allegheny Technologies, Inc.	11,800	1,297,410
Gammon Gold, Inc. (1)(2)	388,813	4,603,546
Golden Star Resources, Ltd. (1)	480,000	1,944,000
Thompson Creek Metals Co., Inc. (1)	210,000	4,638,724
Western Copper Corp. (1)	85,000	136,862
		$13,131,710
Oil, Gas & Consumable Fuels — 6.8%
CNX Gas Corp. (1)(2)	24,000	$690,480
ConocoPhillips	24,500	2,150,365
Hess Corp.	58,200	3,872,046
Quicksilver Resources, Inc. (1)(2)	42,000	1,976,100
		$8,688,991
Personal Products — 2.4%
Herbalife, Ltd.	26,408	$1,200,508
Playtex Products, Inc. (1)	99,613	1,820,926
		$3,021,434
Pharmaceuticals — 5.0%
Abbott Laboratories	17,600	$943,712
Adams Respiratory Therapeutics, Inc. (1)(2)	8,500	327,590
Elan Corp. PLC ADR (1)(2)	115,000	2,419,600
Ipsen SA	7,300	420,219
Shire PLC ADR	31,700	2,345,166
		$6,456,287
Real Estate Investment Trusts (REITs) — 3.0%
Annaly Capital Management, Inc. (2)	221,864	$3,534,294
MFA Mortgage Investments, Inc.	41,590	333,552
		$3,867,846
Semiconductors & Semiconductor Equipment — 3.1%
Atheros Communications, Inc. (1)(2)	56,400	$1,690,308
Cavium Networks, Inc. (1)(2)	1,080	35,100
MEMC Electronic Materials, Inc. (1)	38,500	2,266,110
		$3,991,518

Software — 0.9%
i2 Technologies, Inc. (1)(2)	73,503	$1,120,921
		$1,120,921
Specialty Retail — 1.2%
GameStop Corp., Class A (1)	7,500	$422,625
Lowe’s Companies, Inc.	40,000	1,120,800
		$1,543,425
Textiles, Apparel & Luxury Goods — 0.6%
Crocs, Inc. (1)(2)	11,000	$739,750
		$739,750
Thrifts & Mortgage Finance — 0.5%
Hudson City Bancorp, Inc.	40,000	$615,200
		$615,200
Tobacco — 2.9%
Lowes Corp. - Carolina Group	45,497	$3,741,218
		$3,741,218
Wireless Telecommunication Services — 3.8%
Leap Wireless International, Inc. (1)	8,500	$691,645
Millicom International Cellular SA (1)(2)	19,868	1,666,925
NII Holdings, Inc., Class B (1)	30,575	2,511,736
		$4,870,306
Total Common Stocks (identified cost $86,465,145)		$115,947,660

Short-Term Investments — 36.1%

	Shares/Interest
Description	(000’s omitted)	Value
Eaton Vance Cash Collateral Fund, LLC, 5.42% (3)(4)	33,870	$33,869,985
Investment in Cash Management Portfolio, 5.01% (4)	12,282	12,282,470
Total Short-Term Investments (identified cost, $46,152,455)		$46,152,455
Total Investments — 126.7% (identified cost $132,617,600)		$162,100,115
Other Assets, Less Liabilities — (26.7)%		$(34,150,964)
Net Assets — 100.0%		$127,949,151

ADR	—	American Depository Receipt
(1)		Non-income producing security.
(2)		All or a portion of these securities were on loan at September 30, 2007.
(3)

The amount invested in Eaton Vance Cash Collateral Fund, LLC represents cash collateral received for securities on loan at September 30, 2007. Other Assets, Less Liabilities includes an equal and offsetting liability of the Portfolio to repay collateral upon the return of loaned securities. As of September 30, 2007, the Portfolio loaned securities having a market value of $32,795,926 and received $33,869,985 of cash collateral for the loans.

(4)

Affiliated investment company available to Eaton Vance portfolios and funds which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of September 30, 2007. Income earned from investments in the Eaton Vance Cash Collateral Fund, LLC (excluding loan rebate fees) and net income allocated from the Investment in Cash Management Portfolio for the fiscal year to date ended September 30, 2007 were $1,089,172 and $459,153, respectively.

The Portfolio did not have any open financial instruments at September 30, 2007.

The cost and unrealized appreciation (depreciation) in value of the investments owned at September 30, 2007, as determined on a federal income tax basis, were as follows:

Aggregate cost	$132,810,250
Gross unrealized appreciation	$30,598,147
Gross unrealized depreciation	(1,308,282)
Net unrealized appreciation	$29,289,865

The net unrealized appreciation on foreign currency and foreign currency transactions at September 30, 2007 on a federal income tax basis was $54.

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Capital Growth Portfolio

By:	/s/ Duncan W. Richardson
Duncan W. Richardson
President

Date:	November 23, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Duncan W. Richardson
Duncan W. Richardson
President

Date:	November 23, 2007

By:	/s/ William J. Austin, Jr.
William J. Austin, Jr.
Treasurer

Date:	November 23, 2007